Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Derivative Instruments Liabilities [Member] - Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liabilities [Abstract]
Total Liabilities	$ 4,169	$ 560	$ 18,751
Level 3 [Member]
Liabilities [Abstract]
Total Liabilities	$ 4,169	$ 560	$ 18,751